Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Assets [Line Items]
Noncurrent Financial Assets At Fair Value Through Profit Or Loss	$ 14	$ 1,104